SIGNIFICANT ACCOUNTING POLICIES: Income (Loss) per Share policy (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Income (Loss) per Share policy

Income (Loss) per Share

Basic income (loss) per share is calculated by dividing net income (loss) (the numerator) by the weighted average number of common shares outstanding (the denominator) during the period.  Diluted Income (loss) per share reflects the dilution that would occur if outstanding stock options and share purchase warrants were exercised or converted into common shares using the treasury stock method and are calculated by dividing net income (loss) applicable to common shares by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued.

The inclusion of the Company’s stock options and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share.